Supplemental Balance Sheet Information (LLC) - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet Related Disclosures [Abstract]
Vendor deposits	$ 33,730	$ 34,906	$ 12,739
Prepaid expenses	12,014	10,859	8,851
Other	13,784	10,513	14,946
Prepaid and other current assets	$ 59,528	$ 56,278	$ 36,536